      LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
       SUPPLEMENT DATED JULY 25, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Please review this supplement carefully and keep it with your Prospectus, for reference.

The table of Fund Expenses on page 7 of the Prospectus for the Lincoln CVUL Series III featuring the ELITE SERIES of Funds is amended, as follows:

1) The fund name of the AFIS U.S. Govt/AAA Related Securities Fund (Class2) should be replaced with the following: AFIS U.S. Govt/AAA Rated Securities Fund (Class 2).

2) The entry in the Table for the Delaware High Yield Series (Standard Class) is deleted and replaced with the following:


                                                                      TOTAL
                                                                      ANNUAL                   TOTAL FUND
                                                                       FUND                    OPERATING
                                                                     OPERATING                  EXPENSES
                                                                      EXPENSES      TOTAL        WITH
                                                                       WITHOUT     WAIVERS      WAIVERS
                                 MANAGEMENT     12(b)1    OTHER      WAIVERS OR      AND          AND
FUND                               FEES(1)       FEE     EXPENSES    REDUCTIONS   REDUCTIONS   REDUCTIONS
Delaware High Yield
  Series (Standard Class) (5)       0.65         N/A       0.14         0.79         N/A          0.79





SUPP-02.01